<SEQUENCE>1
<FILENAME>

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        February 11, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       59
                                        ------------------
Form 13F Information Table Value Total:      44,265
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Column 1                   Column 2 Column 3      Column 4 Column 5          Column 6 Column 7 Column 8
      Name of Issuer       Title of     Cusip      Value   SHARES/ SH/PRNPUT/ INVSTMT   OTHER   VOTING   AUTH
                             Class                (X$1000) PRN AMT       CALL DSCRETN MANAGERS   SOLE   SHAREDNONE
3M Company                 COM      88579Y101        33         400  SH        SOLE                  400
AT&T Inc.                  COM      00206R102        5          200  SH        SOLE                  200
ATP Oil & Gas              COM      00208J108       3531     193188  SH        SOLE               193188
Aaron's Inc.               COM      002535201       1409      50845  SH        SOLE                50845
Abbott Laboratories        COM      002824100       3888      72024  SH        SOLE                72024
Apple Computer Inc.        COM      037833100        91         432  SH        SOLE                  432
Arris Group Inc.           COM      04269Q100       1456     127465  SH        SOLE               127465
Atwood Oceanics            COM      050095108       2589      72220  SH        SOLE                72220
BP PLC ADS                 COM      055622104       244        4211  SH        SOLE                 4211
Baxter International       COM      071813109        7          132  SH        SOLE                  132
Becton Dickinson           COM      075887109       1453      18435  SH        SOLE                18435
Bristol-Myers Squibb       COM      110122108        80        3200  SH        SOLE                 3200
Bunge Ltd.                 COM      G16962105       1454      22780  SH        SOLE                22780
Burlington North SF        COM      12189T104        12         123  SH        SOLE                  123
CVS Caremark Corp.         COM      126650100       1485      46120  SH        SOLE                46120
Chevron Corp               COM      166764100       1341      17420  SH        SOLE                17420
Cisco Systems Inc.         COM      17275R102        23         964  SH        SOLE                  964
Clorox Company             COM      189054109       134        2200  SH        SOLE                 2200
Coca-Cola Company          COM      191216100        79        1393  SH        SOLE                 1393
DuPont de Nemour           COM      263534109       155        4628  SH        SOLE                 4628
Eli Lilly                  COM      532457108       1416      39680  SH        SOLE                39680
Energizer Holdings I       COM      29266R108        12         200  SH        SOLE                  200
Exxon Mobil Corporati      COM      30231G102       1078      15818  SH        SOLE                15818
FLIR Systems               COM      302445101       1887      57660  SH        SOLE                57660
General Electric Co        COM      369604103       167       11101  SH        SOLE                11101
Genzyme Corp.              COM      372917104       2298      46895  SH        SOLE                46895
Goldman Sachs Group Inc    COM      38141G104        27         164  SH        SOLE                  164
Granite Construction       COM      387328107       1533      45550  SH        SOLE                45550
HCP Inc Com                COM      40414L109        23         780  SH        SOLE                  780
Henry Schein Inc.          COM      806407102       1362      25895  SH        SOLE                25895
Hershey Foods Corp.        COM      427866108        35        1000  SH        SOLE                 1000
IBM Corp                   COM      459200101        68         522  SH        SOLE                  522
Intel Corporation          COM      458140100        19         964  SH        SOLE                  964
JPMorgan Chase & Co        COM      46625H100       104        2500  SH        SOLE                 2500
Jacobs Engineering Group, ICOM      469814107       1434      38150  SH        SOLE                38150
Johnson & Johnson          COM      478160104       1105      17171  SH        SOLE                17171
Juniper Networks           COM      48203R104       1405      52705  SH        SOLE                52705
Kimberly-Clark Corp.       COM      494368103       111        1750  SH        SOLE                 1750
Manulife Financial Co      COM      56501R106        29        1600  SH        SOLE                 1600
McDonalds Corporatio       COM      580135101        10         170  SH        SOLE                  170
Medtronic Inc.             COM      585055106        52        1200  SH        SOLE                 1200
Merck & Co. Inc.           COM      589331107       589       16125  SH        SOLE                16125
Microsoft Corporation      COM      594918104        45        1480  SH        SOLE                 1480
Nucor Corporation          COM      670346105       1614      34610  SH        SOLE                34610
Occidental Petroleum       COM      674599105        24         300  SH        SOLE                  300
Orchard Enterprises        COM      25388x205        3         2054  SH        SOLE                 2054
PT Ultrashort S&P 500      COM      74347R883       2340      66770  SH        SOLE                66770
Parexel Intl Corp          COM      699462107       2003     142105  SH        SOLE               142105
Pfizer Inc.                COM      717081103        67        3705  SH        SOLE                 3705
Procter & Gamble Co.       COM      742718109       269        4450  SH        SOLE                 4450
Questar                    COM      748356102       348        8380  SH        SOLE                 8380
Research in Motion Ltd.    COM      760975102       1378      20405  SH        SOLE                20405
Stericycle Inc.            COM      858912108        14         264  SH        SOLE                  264
T Rowe Price Group Inc     COM      74144T108       283        5332  SH        SOLE                 5332
Target Corporation         COM      87612E106        24         500  SH        SOLE                  500
Unitedhealth Group, Inc.   COM      91324p102        51        1700  SH        SOLE                 1700
Vodafone Group PLC         COM      92857W209        65        2827  SH        SOLE                 2827
Wal-Mart Stores Inc.       COM      931142103        18         340  SH        SOLE                  340
Weatherford Intl Ltd       COM      H27013103       1458      81450  SH        SOLE                81450